REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 10,574	$ 9,622	$ 9,530
Other revenue	24	27	76
Revenues	10,598	9,649	9,606
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,877	3,785	3,519
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 6,697	$ 5,837	$ 6,011